Financial instruments and financial risk management - Additional information (Details)	3 Months Ended
	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss		$ (12,160)		$ 685,626
Percentage of volatility used was increased	10.00%	10.00%
Derivative liability	$ 468,482		$ 237,447		$ 32,439,081	$ 17,899,855
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss		$ 1,330,000
Change in market interest rates	1.00%	1.00%
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Change in the US dollars to Canadian dollar exchange rate	10.00%	10.00%
Impact of net loss	$ 174,895		$ 103,102	$ 40,000